UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CrossCap Management, Inc

Address: 5851 San Felipe, Suite 230
	Houston, TX 77057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Doug J. Jegi
Title:     Chief Compliance Officer
Phone:     713-781-1000


Signature, Place, and Date of Signing:

     /s/ Doug J. Jegi, Houston, TX,     November 8, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $   83,104 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

CrossCap Management, Inc
13F PORTFOLIO APPRAISAL
30-Jun-07
(x$1000)
VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS
CUSIP     VALUE              SHRS       SH/PRN  PUT/CALLINVESTMENT
DESCR   OTHER MANAGERS    SOLE    SHARED  NONE
Procter & Gamble Co                  COM
742718 10                               SH              SOLE
3,487
Kraft Foods                          COM
50075N104                               SH              SOLE
6,361
Pfizer, Inc                          COM
717081103                               SH              SOLE
9,485
Pepsico Inc                          COM
713448 10                               SH              SOLE
3,880
Johnson & Johnson                    COM
478160104                               SH              SOLE
4,270
Coca Cola Co                         COM
191216 10                               SH              SOLE
5,080
ChevronTexaco Corp                   COM
166764100                               SH              SOLE
4,466
Philip Morris Cos                    COM
02209S103                               SH              SOLE
5,435
BP P.L.C.                            COM
055622104                               SH              SOLE
6,266
Remote Mdx                           COM
75961q101                             10SH              SOLE
10,000
Triarc Companies Cl B                COM
895927309                             10SH              SOLE
10,000
Archer Daniels Midland               COM
039483102                             10SH              SOLE
10,900
Central Fund Canada                  COM
153501101                             11SH              SOLE
11,900
TEXAS INDUSTRIES INC                 COM
882491103                             12SH              SOLE
12,899
Apollo Investment Corp               COM
03761U106                             15SH              SOLE
15,606
American Technology Co               COM
030145205                             16SH              SOLE
16,000
Exxon Mobil Corp                     COM
30231G102                             17SH              SOLE
17,544
Ultra Short S&P 500                  COM
74347r883                             17SH              SOLE
17,700
Progressive Gaming                   COM
74332S102                             18SH              SOLE
18,600
EOG Resources                        COM
26875p101                             18SH              SOLE
18,993
Micron Technology                    COM
595112103                             21SH              SOLE
21,100
El Paso Natural Gas Co               COM
28336L109                             23SH              SOLE
23,100
NRG ENERGY INC                       COM
629377508                             25SH              SOLE
25,800
American National Insur              COM
028591105                             25SH              SOLE
25,822
POWELL INDS INC                      COM
739128106                             35SH              SOLE
35,320
Xponential                           COM
98415t109                             35SH              SOLE
35,500
NATIONAL-OILWELL INC                 COM
637071101                             36SH              SOLE
36,800
Baker Hughes Inc                     COM
057224107                             45SH              SOLE
45,050
KIRBY CORP                           COM
497266106                             45SH              SOLE
45,325
Pacific Capital Banc                 COM
69404p101                             47SH              SOLE
47,000
VAIL RESORTS INC                     COM
91879q109                             49SH              SOLE
49,598
CROWN CASTLE INTL CORP               COM
228227104                             52SH              SOLE
52,453
CLEAR CHANNEL OUTDOOR HOLDINGS       COM
18451c109                             62SH              SOLE
62,291
BJ Services                          COM
055482103                             64SH              SOLE
64,200
SOUTHERN UNION CO NEW                COM
844030106                             68SH              SOLE
68,214
Quintana Maritime                    COM
Y7169G109                             71SH              SOLE
71,428
Oklahoma Gas & Elec                  COM
670837103                             77SH              SOLE
77,700
Weatherford Int'l                    COM
947074100                             86SH              SOLE
86,000
Stonegate Bank                       COM
861811107                             87SH              SOLE
87,300
VENDINGDATA CORPORATION              COM
92261q202                             96SH              SOLE
96,900
Halliburton Co                       COM
406216 10                           101,SH              SOLE
101,500
Champion Enterprises                 COM
158496109                           104,SH              SOLE
104,400
BALLY TECHNOLOGIES INC               COM
05874b107                           107,SH              SOLE
107,600
PETROSEARCH ENERGY CORPORATION       COM
71675y100                           113,SH              SOLE
113,162
GENERAL COMMUNICATION INC-CL A       COM
369385109                           122,SH              SOLE
122,300
COMFORT SYSTEMS USA INC              COM
199908104                           136,SH              SOLE
136,373
Nyfix Inc                            COM
670712108                           139,SH              SOLE
139,114
ARIAD PHARMACEUTICALS INC-DEL        COM
04033a100                           139,SH              SOLE
139,800
AFFORDABLE RESIDENTIAL               COM
008273104                           153,SH              SOLE
153,100
Sterling Bancshs Inc                 COM
858907 10                           155,SH              SOLE
155,198
Image Technology Labs                COM
45247A105                           171,SH              SOLE
171,500
SERVICE CORP INTERNATIONAL           COM
817565104                           187,SH              SOLE
187,927
PRICESMART INC                       COM
741511109                           201,SH              SOLE
201,470
Darling Intl                         COM
237266101                           222,SH              SOLE
222,570
OMEGA PROTEIN CORPORATION            COM
68210p107                           236,SH              SOLE
236,528
SHARPS COMPLIANCE CORP               COM
820017101                           241,SH              SOLE
241,391
ABRAXAS PETROLEUM CORP               COM
003830106                           248,SH              SOLE
248,400
OpenTV                               COM
g67543101                           266,SH              SOLE
266,079
VENDINGDATA CORP                     COM
92261q202                           500,SH              SOLE
500,000
AIG Jan 2009 $60 Put                 PUT
26874107                                SH      PUT     SOLE
170
PUT BLACK BOX CORP JUL 35.00         PUT
0918267sg                               SH      PUT     SOLE
401
PUT DOWNEY FINL CORP NOV 60.00       PUT
2610187wl                               SH      PUT     SOLE
330
AIG Jan 2009 $80 Call                CALL
26874107                                SH      CALL    SOLE
(170)
CALL CBOE VOLATILITY  JUL 14.00      CALL
12497k7gp                               SH      CALL    SOLE
334
Universal Health Realty              COM
91359E105                               SH              SOLE
4,600
Weingarten Realty                    COM
948741103                               SH              SOLE
2,900
Dorchester Mineral LP                UNIT LTD PARTN
25820R105                             97SH              SOLE
97,488
Energy Partners Trans                UNIT LTD PARTN
29273R 10                               SH              SOLE
2,000
Enterprise Products LP               UNIT LTD PARTN
293792 10                               SH              SOLE
7,000
K-Sea Trans Ptns                     UNIT LTD PARTN
48268Y101                               SH              SOLE
1,600
Kinder Morgan Ptns                   UNIT LTD PARTN
494550 10                               SH              SOLE
3,500
Markwest Energy Ptns                 UNIT LTD PARTN
570759100                             13SH              SOLE
13,800
Natural Resource Ptn                 UNIT LTD PARTN
63900p103                               SH              SOLE
1,600



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